Condensed Consolidated Statements of Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss per share attributable to common shareholders – diluted	$ (0.32)	$ (1.27)	$ (1.93)	$ (8.77)	$ (0.95)	$ (2.56)
Weighted average number of common stock used in computing net loss per share – diluted	2,685,626	1,731,753	2,254,235	968,721	11,621,238	2,048,788